Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 41	$ 83	$ 45	$ 75
Provision for credit losses	(1)	(42)	(5)	(34)
Exchange rate changes/other	1		1
Balance at end of period	41	41	41	41
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,449	4,389	4,181	4,419
Provision for credit losses	614	(330)	1,144	(230)
Net write-offs	(278)	(167)	(494)	(309)
Exchange rate changes/other	(8)	(5)	(54)	7
Balance at end of period	4,777	3,887	4,777	3,887
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,999	4,047	3,753	4,089
Balance at end of period	4,332	3,566	4,332	3,566
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	403	251	378	241
Balance at end of period	397	275	397	275
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	41	83	45	75
Balance at end of period	41	41	41	41
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8	5	14
Balance at end of period	7	5	7	5
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	469	409	432	416
Provision for credit losses	11	(16)	62	(22)
Net write-offs	(4)	(7)	(9)	(12)
Exchange rate changes/other	4	2	(5)	6
Balance at end of period	480	388	480	388
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,129	1,038	1,043	1,079
Provision for credit losses	136	(39)	305	(21)
Net write-offs	(98)	(56)	(181)	(112)
Exchange rate changes/other	(2)		(2)	(3)
Balance at end of period	1,165	943	1,165	943
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	926	870	893	875
Provision for credit losses	169	8	305	73
Net write-offs	(115)	(83)	(217)	(154)
Exchange rate changes/other			(1)	1
Balance at end of period	980	795	980	795
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	204	178	194	177
Provision for credit losses	30	5	47	8
Net write-offs	(7)	(6)	(16)	(10)
Exchange rate changes/other	(2)	2		4
Balance at end of period	225	179	225	179
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,680	1,811	1,574	1,797
Provision for credit losses	269	(246)	430	(234)
Net write-offs	(54)	(15)	(71)	(21)
Exchange rate changes/other	(9)	(9)	(47)	(1)
Balance at end of period	$ 1,886	$ 1,541	$ 1,886	$ 1,541